Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Oct. 02, 2016	Jan. 03, 2016	Dec. 28, 2014
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 4.5	$ 3.6	$ 3.0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	39,563,150	14,259,998	14,088,689
Common stock, shares outstanding	39,542,239	14,250,111	14,088,689